Retirement and Benefit Plans Level 3 Retirement and Benfit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Retirement and Benefit Plans [Abstract]
Defined Benefit Obligations and Funded Status [Table Text Block]
The following table, which includes only company-sponsored defined benefit plans, reconciles the beginning and ending balances of our projected benefit obligation and fair value of plan assets. We recognize the underfunded status of our defined pension plans on our Consolidated Balance Sheets. We recognize changes in funded status in the year changes occur through other comprehensive income (loss).

	December 31
	2012	2011
	(thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$470,104	$391,485
Service cost	4,762	5,112
Interest cost	19,234	20,484
Actuarial loss (a)	26,686	67,121
Special termination benefits	—	503
Closure and curtailments	—	224
Benefits paid	(16,102)	(14,825)
Benefit obligation at end of year	504,684	470,104

Change in plan assets
Fair value of plan assets at beginning of year	282,195	281,972
Actual return on plan assets	37,645	1,427
Employer contributions	8,486	13,621
Benefits paid	(16,102)	(14,825)
Fair value of plan assets at end of year	312,224	282,195

Underfunded status	$(192,460)	$(187,909)

Amounts recognized on our Consolidated Balance Sheets
Current liabilities	$(1,271)	$(759)
Noncurrent liabilities	(191,189)	(187,150)
Net liability	$(192,460)	$(187,909)

Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$120,925	$120,125
Prior service cost	304	720
Net loss recognized	$121,229	$120,845
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(a)	The actuarial losses were primarily due to decreases in discount rate assumptions.

Net Periodic Benefit Cost and Other Comprehensive (Income) Loss [Table Text Block]
The components of net periodic benefit cost and other amounts recognized in other comprehensive (income) loss are as follows:

	Year Ended December 31
	2012	2011	2010
	(thousands)
Service cost	$4,762	$5,112	$4,931
Interest cost	19,234	20,484	20,258
Expected return on plan assets	(19,390)	(17,910)	(18,474)
Amortization of actuarial loss	7,632	2,703	556
Amortization of prior service costs and other	165	175	178
Plan settlement/curtailment expense	250	804	—
Net periodic benefit cost	12,653	11,368	7,449
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Net actuarial loss	8,432	83,528	4,048
Amortization of actuarial loss	(7,632)	(2,703)	(556)
Amortization of prior service costs and other	(416)	(175)	(178)
Total recognized in other comprehensive loss	384	80,650	3,314
Total recognized in net periodic cost and other comprehensive loss	$13,037	$92,018	$10,763

Assumptions [Table Text Block]
The following table presents the assumptions used in the measurement of our benefit obligations:

	December 31
	2012	2011
Weighted average assumptions
Discount rate	3.75%	4.20%
Rate of compensation increases (a)	—%	—%

The following table presents the assumptions used in the measurement of net periodic benefit cost:

	December 31
	2012	2011	2010
Weighted average assumptions
Discount rate	4.20%	5.35%	5.90%
Expected long-term rate of return on plan assets	6.75%	7.00%	7.25%
Rate of compensation increases (a)	—%	—%	—%

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(a)
In connection with amending the salaried and nonqualified plans on March 18, 2009, to freeze pension benefits effective December 31, 2009, we changed the assumption for the rate of compensation increase to zero. In addition to the salaried benefits being frozen, there are currently no scheduled increases in pension benefit rates applicable to past service in the active plan covering our hourly employees.

Fair Value Measurements of Plan Assets [Table Text Block]
The following table sets forth by level, within the fair value hierarchy, the pension plan assets, by major asset category, at fair value at December 31, 2012 and 2011:

	December 31, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2) (a)	Significant Unobservable Inputs (Level 3)	Total
	(thousands)
Equity securities
Large-cap U.S. equity securities (b)	$—	$107,902	$—	$107,902
Small- and mid-cap U.S. equity securities (c)	—	17,757	—	17,757
International equity securities (d)	—	66,075	—	66,075
Fixed-income securities (e)	—	91,836		91,836
Hedge fund (f)	—	13,424	—	13,424
Real estate (g)	—	—	14,310	14,310
Total investments at fair value	$—	$296,994	$14,310	311,304
Receivables and accrued expenses, net				920
Fair value of plan assets				$312,224

	December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2) (a)	Significant Unobservable Inputs (Level 3)	Total
	(thousands)
Equity securities
Large-cap U.S. equity securities (b)	$—	$97,533	$—	$97,533
Small- and mid-cap U.S. equity securities (c)	—	17,302	—	17,302
International equity securities (d)	—	56,578	—	56,578
Fixed-income securities (e)	—	83,899		83,899
Hedge fund (f)	—	13,066	—	13,066
Real estate (g)	—	—	13,000	13,000
Total investments at fair value	$—	$268,378	$13,000	281,378
Receivables and accrued expenses, net				817
Fair value of plan assets				$282,195
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(a)
Equity and fixed-income securities represent mutual funds managed by Russell Trust Company. The funds are valued at the net asset value (NAV) provided by Russell Trust Company, the administrator of the funds. The NAV is a practical expedient for fair value and is based on the value of the assets owned by the fund, less liabilities at year-end. While the underlying assets are actively traded on an exchange, the funds are not. We have the ability to redeem these equity and fixed-income securities with a one-day notice.

(b)	Invested in the Russell Equity I Fund. The fund seeks returns that exceed the Russell 1000 Index by investing in large-capitalization stocks of the U.S. stock market.

(c)	Invested in the Russell Equity II Fund. The fund seeks returns that exceed the Russell 2500 Index by investing in the small- and mid-capitalization stocks of the U.S. stock market.

(d)
Invested in the Russell International Fund with Active Currency at December 31, 2012 and 2011, which benchmarks against the Russell Developed ex-U.S. Large Cap Index Net and seeks favorable total returns and additional diversification through investment in non-U.S. equity securities and active currency management. The fund participates primarily in the stock markets of Europe and the Pacific Rim and seeks to opportunistically add value through active investment in foreign currencies. In addition, at December 31, 2012, our investments in this category included the Russell Emerging Market Fund, which benchmarks against the Russell Emerging Markets Index and is designed to maintain a broadly diversified exposure to emerging market countries.

(e)
Invested in the Russell Multi-Manager Bond Fund. The fund seeks to outperform the Barclays Capital U.S. Aggregate Bond Index over a full market cycle. The fund is designed to provide current income and, as a secondary objective, capital appreciation through a variety of diversified strategies, including sector rotation, modest interest rate timing, security selection, and tactical use of high-yield and emerging market bonds.

(f)
The fund seeks to produce high risk-adjusted returns while targeting a low long-term average correlation to traditional markets. The fund invests internationally in a broad range of instruments, including, but not limited to, equities, currencies, convertible securities, futures, forwards, options, swaps, and other derivative products. The fair value of the hedge fund is estimated using the NAV of the investments as a practical expedient for fair value. We have the ability to redeem these investments at NAV within the near term, and they are thus classified within Level 2.

(g)
Invested in the Russell Real Estate Equity Fund. Real estate investments include those in limited partnerships that invest in various domestic commercial and residential real estate projects. The fair values of real estate assets are typically determined by using income and/or cost approaches or a comparable sales approach, taking into consideration discount and capitalization rates, financial conditions, local market conditions, and the status of the capital markets, and they are thus classified within Level 3. Notwithstanding the above, the variety of valuation bases adopted and quality of management data of the underlying assets means that there are inherent difficulties in determining the value of the investments. Amounts realized on the sale of these investments may differ from the calculated values. We have the ability to redeem the real estate investments with a 110-calendar-day written notice prior to a quarterly trade date.

Changes in Fair Value of Level 3 Plan Assets [Table Text Block]
The following table sets forth a summary of changes in the fair value of the pension plans' Level 3 assets for the years ended December 31, 2012 and 2011:

	December 31
	2012	2011
	(thousands)
Balance, beginning of year	$13,000	$—
Purchases	—	13,000
Unrealized gain	1,310	—
Balance, end of year	$14,310	$13,000

Expected Future Benefit Payments [Table Text Block]
The following benefit payments are expected to be paid to plan participants. Qualified pension benefit payments are paid from plan assets, while nonqualified pension benefit payments are paid by the company.

Pension Benefits
(thousands)
2013	$17,918
2014	19,771
2015	21,445
2016	22,809
2017	24,203
Years 2018-2022	136,932